Financial and Foreign Exchange Gain, Net	6 Months Ended
Jun. 30, 2022
Disclosure Of Finance Income Expense And Foreign Exchange Gain Loss Net [Abstract]
Financial and foreign exchange gain, net
11. Financial and foreign exchange gain, net
See below the breakdown of financial and foreign exchange results:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Financial Income:
Interest on cash and cash equivalents and financial investments	$(824,567)	$—	$(887,948)	$—
Taxes over financial revenue	7,325	—	7,700	—
Other	1,829	—	1,793	—

Total financial income	(815,413)	—	(878,455)	—

Financial expenses:
Tax over financial transactions (IOF)	3,496	—	24,668	—
Other	839	—	1,056	—
Bank fees	279	—	771	—
Total financial expenses	4,614	—	26,495	—

Financial income/(expenses), net	$(810,799)	$—	$(851,960)	$—

The monetary and foreign exchange are comprised of the following items:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Monetary and foreign exchange variations
Assets:
Cash and cash equivalents and financial investments	$371,053	$—	$(90,753)	$—
Other	9,783	—	(1,438)	—
Trade accounts receivable and contract assets	2,633	—	299	—
Tax credits	3,073	—	2,308	—

	386,542	—	(89,584)	—

Liabilities:
Suppliers	(64,203)	—	(51,627)
Taxes and charges payable	(8,855)	—	(4,513)	—
Other payables	(5,900)	46,347	(556)	43,873
Provisions	(60,639)	—	11,674	—

	(139,597)	46,347	(45,022)	43,873

Foreign exchange gain (loss), net	$246,945	$46,347	$(134,606)	$43,873

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Financial income/(expenses), net	$(810,799)	$—	$(851,960)	$—
Foreign exchange gain (loss), net	246,945	46,347	(134,606)	43,873

Financial and foreign exchange gain, net	$(563,854)	$46,347	$(986,566)	$43,873